Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies
Probable future cost for envionmental remediation	$ 2
Operating lease rent expense	46	45	44
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2014	27
2015	23
2016	19
2017	14
2018	12
Thereafter	41
Total	136
Number of employees
Commitments and Contingencies
Collective bargaining agreements	38000
Percent of workforce subject to collective bargaining arrangements
Commitments and Contingencies
Collective bargaining agreements	.50
Number of collective bargaining agreements
Commitments and Contingencies
Collective bargaining agreements	9
Number of collective bargaining agreements at Newport News
Commitments and Contingencies
Collective bargaining agreements	3
Number of collective bargaining agreements at Pascagoula and Gulfport
Commitments and Contingencies
Collective bargaining agreements	5
Surety Bonds Outstanding
Commitments and Contingencies
Surety bonds outstanding	352
HII Credit Facility | Standby Letters of Credit
Commitments and Contingencies
Letters of credit issued but undrawn	$ 28
Minimum
Commitments and Contingencies
Period covered by collective bargaining agreements	3 years
Maximum
Commitments and Contingencies
Period covered by collective bargaining agreements	5 years